Significant Accounting Policies - Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Cash paid during the year for:
Interest, net of amounts capitalized	$ 936,272	$ 1,080,368	$ 1,563,152
Income tax payments (refunds), net	$ 727,126	$ 25	$ 24,587